Commitments and Contingencies - Future Payments for Commitments (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	$ 33,177
Real Estate	861
Obligation to Fund Equity-Accounted Affiliate	622
Other Long-Term Commitments	2,281
Total Payments	36,941
Commitments approved and not yet in service
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	$ 9,100	$ 8,100
Minimum
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Lease terms	20 years
Remainder of Year
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	$ 1,928
Real Estate	23
Obligation to Fund Equity-Accounted Affiliate	38
Other Long-Term Commitments	366
Total Payments	2,355
2 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	3,598
Real Estate	45
Obligation to Fund Equity-Accounted Affiliate	87
Other Long-Term Commitments	181
Total Payments	3,911
3 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	3,663
Real Estate	51
Obligation to Fund Equity-Accounted Affiliate	100
Other Long-Term Commitments	159
Total Payments	3,973
4 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	2,543
Real Estate	54
Obligation to Fund Equity-Accounted Affiliate	92
Other Long-Term Commitments	145
Total Payments	2,834
5 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	2,439
Real Estate	56
Obligation to Fund Equity-Accounted Affiliate	92
Other Long-Term Commitments	161
Total Payments	2,748
Thereafter
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and Storage	19,006
Real Estate	632
Obligation to Fund Equity-Accounted Affiliate	213
Other Long-Term Commitments	1,269
Total Payments	$ 21,120